Note 8 - Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 7: INTANGIBLE ASSETS, NET

The following tables summarize the composition of intangible assets as of March 31, 2025:

	March 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Weighted Average Life
Finite lived intangible assets
BNA software	$1,109	$(65)	$(874)	$170	4.50
Total intangible assets	$1,109	$(65)	$(874)	$170

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Weighted Average Life
Finite lived intangible assets
BNA software	$1,109	$(55)	$(874)	$180	4.75
Total intangible assets	$1,109	$(55)	$(874)	$180

Amortization expense was $10 and $nil for the three months ended March 31, 2025, and 2024, respectively.

The estimated aggregate future amortization expense for intangible assets subject to amortization as of March 31, 2025, is summarized below:

Year ending December 31	Estimated Future Amortization Expense
2025	$28
2026	38
2027	38
2028	38
2029	28
Thereafter	-
Total	$170

NOTE 8: INTANGIBLE ASSETS, NET

The following tables summarize the composition of intangible assets as of December 31, 2024:

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Weighted Average Life
Finite lived intangible assets
BNA software	$1,109	$(55)	$(874)	$180	4.75
Total intangible assets	$1,109	$(55)	$(874)	$180

During the fourth quarter of 2024, management performed the assessment and determined that one of the capitalized upgrades was no longer expected to be utilized. Consequently, the upgrade was deemed fully impaired, resulting in the Company recording an impairment charge of $874.

The estimated aggregate future amortization expense for intangible assets subject to amortization as of December 31, 2024, is summarized below:
Year ending December 31	Estimated Future Amortization Expense
2025	$38
2026	38
2027	38
2028	38
2029	28
Thereafter	-
Total	$180